FAIR VALUE MEASUREMENTS - Summary of Financial assets and financial liabilities measured and recorded at fair value on recurring basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investment		$ 40,051,450
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Receivable for Bitcoin collateral	$ 663,985,014	84,838,573
Short-term investment		40,074,501
Fair Value, Measurements, Recurring | Observable input (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Receivable for Bitcoin collateral	$ 663,985,014	$ 84,838,573